Statutory surplus reserves (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Insurance [Abstract]
Surplus reserve tax rate	10.00%
Statutory reserves fund	50.00%
Surplus reserve	$ 1,737	$ 1,737